CONVERTIBLE DEBT AND NOTES PAYABLE - Future payments of principal as of December 31, 2021 (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Future payments of principal
2022	$ 313	$ 358
2023	176	313
2024	111	182
2025 and thereafter		227
Total future payments	$ 998	$ 1,080